Summary of significant accounting policies (Details Narrative)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2020 shares	Dec. 17, 2019	Aug. 31, 2019 USD ($)	Jan. 31, 2020	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Nov. 30, 2019 USD ($)
Advertising cost, net					$ 179,000		$ 183,000
Advertising costs						$ 503,000		$ 582,000	$ 1,200,000	$ 500,000
Weighted average number of common shares outstanding for the earnings per share increased | shares	24,634,560
Working capital changes							1,900,000		4,600,000
Shares conversion ratio		0.025
Unbilled accounts receivable			$ 1,402,000		2,093,000		2,093,000		1,402,000	547,000
Research and developments costs					800,000	1,600,000	2,100,000	2,500,000	2,300,000	4,000,000
Capitalized computer software cost			900,000		$ 0	$ 400,000	0	$ 400,000	$ 900,000	$ 2,800,000
Concentration of credit risk percent					40.00%				92.00%	86.00%
Concentration of credit Risk description					No one individual client represents more than 10% of revenues for the three and six months ended February 29, 2020				had no individual client that represented more than 10% of its annual revenues for either fiscal years 2019 or 2018.
Short term accrued workers compensation			100,000		$ 200,000		200,000		$ 100,000
Long term accrued workers compensation			100,000		700,000		700,000		100,000		$ 100,000
Short term assets			200,000		2,000,000		2,000,000		$ 200,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									119.00%	121.00%
Short term liabilities					2,000,000		2,000,000
Long term assets			800,000		3,300,000		3,300,000		$ 800,000
Long term liabilities					5,600,000		5,600,000
Short-term asset and workers compensation - deposits			100,000		200,000		200,000		100,000
Long-term asset and workers compensation - deposits			500,000		500,000		$ 500,000		500,000
Settlement claims					$ 500,000
Cash in excess by FDIC			$ 2,354,000						$ 2,354,000
Accounts Receivable [Member]
Risk-free interest rate			1.76%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			100.00%
Preferred Stock
Shares conversion ratio				1			1
Warrant [Member]
Risk-free interest rate									2.41%	2.78%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									122.00%	120.00%
Everest Program [Member]
Risk-free interest rate			1.39%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			119.00%